UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23170

NB Crossroads Private Markets Fund IV (TE) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

NB Crossroads Private Markets Fund IV (TE) - Client LLC

c/o Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at December 31, 2018, was 34.26%. The Fund has included the Company’s schedule of investments as of December 31, 2018, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2019.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2018 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (18.06%)
BC European Capital X Betty Co-Investment	Co-investment	-	North America	$-	$-
BC European Capital X - Hulk co-Investment (1) LP	Co-investment	07/2018	North America	2,653,539	2,602,919
Carlyle Partners VII, L.P.	Primary	12/2018	North America	415,197	303,241
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-09/2018	North America	2,171,984	2,226,470
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	1,420,184	2,010,394
CVC Capital Partners VII, L.P.	Primary	12/2018	Europe	1,840,866	1,968,905
Gorilla Aggregator L.P.	Co-investment	10/2017	North America	3,300,000	3,729,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	3,061,443	2,950,581
KKR Starlight Co-Invest II L.P.	Co-investment	12/2018	Europe	5,000,000	4,986,828
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,000,000	3,279,926
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,803,130	1,802,062
TPG Healthcare Partners, L.P.	Primary	-	North America	-	-
TPG Partners VIII, L.P.	Primary	-	North America	-	-
Uno Co-Invest L.P.	Co-investment	06/2017	North America	3,300,000	4,290,000
				27,966,343	30,150,326
Small and Mid-cap Buyout (49.12%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,402,286	2,401,667
ByLight InvestCo LP	Co-investment	05/2017	North America	1,018,397	2,036,793
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-10/2018	North America	1,738,199	1,752,945
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,000	1,232,000
CI Capital Investors II, L.P.	Secondary	06/2017-12/2018	North America	255,629	279,047
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-06/2018	North America	2,655,475	2,829,060
EQT Mid Market Europe, L.P.	Primary	08/2017-11/2018	Europe	5,064,290	4,949,257
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-06/2018	Asia	1,187,757	1,187,757
Further Global Capital Partners, L.P.	Primary	03/2018-11/2018	North America	2,511,273	2,405,144
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	1,640,000
KKR Global Infrastructure Investors III L.P.	Primary	12/2018	North America	831,455	740,662
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-11/2018	Europe	886,333	1,576,180
MHS Acquisition Holdings, LLC	Co-investment	03/2017-03/2018	North America	999,577	1,129,522
Milani Aggregator LLC	Co-investment	06/2018	North America	1,522,500	1,522,500
MND Holdings I Corp	Co-investment	07/2017	North America	1,757,165	1,750,000
NB Excelitas LP	Co-investment	11/2017	North America	3,300,000	4,123,925
NB Pitman 13 Holdings L.P.	Co-investment	06/2018-12/2018	South America	3,309,499	3,058,213
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,269,644	2,534,938
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-12/2018	North America	4,824,247	5,701,903
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	680,008	677,256
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	2,379,447	2,739,500
PPC Fund II, L.P.	Primary	04/2018-12/2018	North America	3,227,203	3,282,735
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018	North America	2,833,852	3,010,000
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-09/2018	North America	3,068,631	3,064,438
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	1,350,616	4,539,133
Veritas Capital Fund VI, L.P.	Primary	06/2017-12/2018	North America	6,856,821	6,559,094
VSC RST Holdco, L.P.	Co-investment	08/2017	North America	2,800,666	2,592,212
Webster Capital IV, L.P.	Primary	07/2018-11/2018	North America	3,479,894	3,288,266
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2018	North America	4,152,939	5,140,213
WR Environmental Aggregator LLC	Co-investment	04/2017	North America	880,000	880,000
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	3,408,863	3,393,034
				74,392,666	82,017,394
Special Situations (21.15%)
Apollo Investment Fund IX, L.P.	Primary	-	North America	60,501	-
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-11/2018	North America	11,108,586	10,657,980
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-12/2018	North America	1,300,843	1,950,714
Epiris Fund II L.P.	Primary	05/2018-07/2018	Europe	2,805,259	2,295,209
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-11/2018	North America	3,514,621	4,177,973
NB Arch LP	Co-investment	09/2017	North America	2,725,896	5,080,997
NB WM Co-Invest LP	Co-investment	09/2017-08/2018	North America	3,092,320	3,459,042
RugsUSA Parent Holdings, LLC	Co-investment	04/2018	North America	1,030,000	1,610,000
Sycamore Partners III, L.P.	Primary	01/2018-12/2018	North America	1,494,326	1,231,991
Verscend Intermediate Holding Corp.	Co-investment	08/2018	North America	4,850,000	4,850,000
				31,982,352	35,313,906
Venture Capital (9.52%)
Acquisition Super Holdings Inc.	Co-investment	06/2018	North America	457,083	525,645
Alsop Louie Capital IV L.P.	Primary	11/2017-10/2018	North America	1,646,167	1,652,010
Battery Ventures XII, L.P.	Primary	03/2018-11/2018	North America	684,780	619,500
Battery XII Side Fund, L.P.	Primary	03/2018-11/2018	North America	429,210	413,200
Canaan XI L.P.	Primary	01/2018-12/2018	North America	1,421,000	1,470,725
Clearant Super Holdings Inc	Co-investment	06/2018	North America	1,342,917	1,544,355
DFJ Growth III, L.P.	Primary	05/2017-12/2018	North America	2,090,000	2,109,561
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2018	Asia	1,835,578	1,739,512
Menlo Ventures XIV, L.P.	Primary	10/2017-11/2018	North America	1,350,000	1,445,890
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-09/2018	Europe	1,498,245	1,486,519
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	2,605,720	2,866,292
TPG Tech Adjacencies, L.P.	Primary	-	North America	-	19,998
				15,360,700	15,893,207

Total Investments in Portfolio Funds (cost $149,702,061) (97.85%)					163,374,833
Other Assets & Liabilities (Net) (2.15%)					3,602,610
Members' Equity - Net Assets (100.00%)					$166,977,443

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2018 aggregated $149,702,061. Total fair value of illiquid and restricted securities at December 31, 2018 was $163,374,833 or 97.85% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

NB Crossroads Private Markets Fund IV Holdings LLC the (“Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations and financial condition.

The following table details the Fund’s financial assets and liabilities that were accounted for at fair value as of December 31, 2018 by level and fair value hierarchy:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$3,729,000	$26,421,326	$30,150,326
Small and Mid-cap Buyout	-	-	7,874,234	74,143,160	82,017,394
Special Situations	-	-	6,460,000	28,853,906	35,313,906
Venture	-	-	2,070,000	13,823,207	15,893,207
Total	$-	$-	$20,133,234	$143,241,599	$163,374,833

Significant Unobservable Inputs

As of December 31, 2018, the Fund had investments valued at $163,374,833. The fair value of investments valued at $143,241,599 in the Fund's Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The fair value of the investments valued at $11,594,712 in the Fund’s Schedule of Investments have been valued using recent transactional value. The fair value of the investments valued at $8,538,522 in the Fund’s Schedule of Investments have been valued using third party valuation. The following table includes a reconciliation of investments in Level 3 assets as of December 31, 2018.

	Large-cap Buyout	Small and Mid- cap Buyout	Special Situations	Venture	Total
Balance as of April 1, 2018	$3,300,000	$6,369,887	$-	$-	$9,669,887
Net change in unrealized appreciation on investments	429,000	(18,153)	580,000	270,000	1,260,847
Net realized gain on investments	-	-	-	-	-
Purchases	-	1,522,500	5,880,000	1,800,000	9,202,500
Sales	-	-	-	-	-
Balance as of December 31, 2018	$3,729,000	$7,874,234	$6,460,000	$2,070,000	$20,133,234

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2018.

The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2018:

	Fair Value	Valuation	Unobservable Inputs
Investments	12/31/2018	Methodologies	Variable	Value/Range

Large-cap Buyout	$3,729,000	Third party valuation	N/A	N/A

Small and Mid-cap Buyout	6,744,712	Recent transactional value	N/A	N/A

Small and Mid-cap Buyout	1,129,522	Third party valuation	N/A	N/A

Special Situations	4,850,000	Recent transactional value	N/A	N/A

Special Situations	1,610,000	Third party valuation	N/A	N/A

Venture	2,070,000	Third party valuation	N/A	N/A

Total	$20,133,234

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2018 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

By: /s/ James Bowden

     James Bowden

     Chief Executive Officer and President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Bowden

     James Bowden

     Chief Executive Officer and President

     (Principal Executive Officer)

Date: March 1, 2019

By: /s/ John M. McGovern

     John M. McGovern

     Treasurer

     (Principal Financial Officer)

Date: March 1, 2019